Subsequent Events - Additional Information (Detail)	Mar. 28, 2019 BRL (R$)	Mar. 26, 2019 BRL (R$)	Mar. 08, 2019 R$ / shares shares	Feb. 15, 2019 BRL (R$) Installments R$ / shares	Jan. 18, 2019 R$ / shares shares
Major preferred share transactions [member]
Disclosure of Events After Reporting Period [line items]
Number of shares acquired | shares			19,496,165
Tender offer price per share | R$ / shares			R$ 82.00
Percentage of capital stock acquired			14.77%
Major preferred share transactions [member] | Cosan S.A. Industria e Comercio [member]
Disclosure of Events After Reporting Period [line items]
Class A Preferred shares issued price per share | R$ / shares					R$ 82.00
Class A Preferred shares, number of shares issued | shares					9,847,236
Class A Preferred shares, percentage of shares outstanding					41.786%
Major debenture transactions [member] | Cosan S.A. Industria e Comercio [member]
Disclosure of Events After Reporting Period [line items]
Issuance of debentures, amount				R$ 1,700,000,000
Number of semi-annual installments to amortization debentures | Installments				3
Rate of amortization of debentures				109.00%
Number of semi-annual installments | Installments				4
Debentures, maturity date				Feb. 28, 2021
Cancellation of treasury shares		R$ 9,000,000
Major debenture transactions [member] | Rumo S.A. [member]
Disclosure of Events After Reporting Period [line items]
Issuance of debentures, amount				R$ 500,000,000
Debentures, maturity date				Feb. 15, 2029
Number of debentures distributed through public offer				500,000
Nominal unit value | R$ / shares				R$ 1
Economic proposal value	R$ 2,719,530
Major debenture transactions [member] | Cosan Limited [member]
Disclosure of Events After Reporting Period [line items]
Cancellation of treasury shares				R$ 32,239,807,000